Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Reporting_Unit	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Goodwill [Line Items]
Number of reporting units | Reporting_Unit	2
Goodwill	€ 4,541,100,000	€ 4,873,900,000	€ 2,624,600,000
Impairment charges of goodwill	€ 0
Goodwill, Acquired During Period		2,115,100,000
Goodwill [Member]
Goodwill [Line Items]
Fair value measurement, discounted cash flows, forecasted period	5 years
Fair value measurement, discounted cash flows, growth rate	0.00%
RU ASML [Member]
Goodwill [Line Items]
Goodwill	€ 4,078,800,000	4,348,000,000
Pre-tax WACC percentage to determine expected discounted future cash flows	10.20%
RU CLS [Member]
Goodwill [Line Items]
Goodwill	€ 462,300,000	€ 525,900,000
Pre-tax WACC percentage to determine expected discounted future cash flows	12.70%